Subsequent Events (Details) - Subsequent Event [Member] - $ / shares	Mar. 27, 2023	Feb. 21, 2023	Jan. 23, 2023
Subsequent Events (Details) [Line Items]
Common stock par value		$ 0.00001
Ordinary Shares, par value		$ 10
Intent	100.00%
Class A Ordinary Shares [Member]
Subsequent Events (Details) [Line Items]
Common stock par value			$ 1
Ordinary Shares, par value			10
Class B Ordinary Shares [Member]
Subsequent Events (Details) [Line Items]
Common stock par value			1
Ordinary Shares, par value			$ 10